Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Accounts receivable	$9,529,968	$4,049,733	$516,548
Less: Provision for credit losses	(806)	-	-
Accounts receivable, net	$9,529,162	$4,049,733	$516,548

Schedule of Provision for Doubtful Accounts

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Beginning balance	$225	$806	$103
Recovery	-	(806)	(103)
Addition	581	35,929	4,583
Write-off	-	(35,929)	(4,583)
Ending balance	$806	$-	$-